SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 712	$ 175	$ (624)	$ 524	$ 293	$ 361	$ 137	$ 120	$ 787	$ 911	$ 888
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities									1,929	3,689	4,301
Cash flows from investing activities
Change in short-term investments, net									2,182	(382)	5,981
Acquisition of subsidiary, net									(1,696)	(1,342)	(784)
Net cash provided by investing activities									6,161	2,332	3,440
Cash flows from financing activities
Repayment of long-term debt									(7)	(2)	(752)
Proceeds from issuance of long-term debt									7		1,003
Dividends paid to shareholders									(435)	(430)	(542)
Treasury stock purchases									(953)	(152)	(4)
Shares reissued under equity incentive plans, net									19	28	3
Excess tax benefits on share-based payment arrangements									(5)	(7)	(5)
Net cash used in financing activities									(7,876)	(6,071)	(7,544)
Net increase (decrease) in cash									214	(50)	197
Cash at beginning of year				562				612	562	612	415
Cash at end of year	776				562				776	562	612
Supplemental disclosures of non-cash investing activity and cash flow information
Non-cash decrease in investment in subsidiaries									601	664	485
Interest paid on debt									363	363	383
Allstate Corporation
Cash flows from operating activities
Net income (loss)									787	911	888
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net (income) loss of subsidiaries									(1,027)	(1,139)	(1,119)
Dividends received from subsidiaries									878	1,384	262
Realized capital gains and losses									(28)	1
Other operating assets and liabilities									77	102	133
Net cash provided by operating activities									687	1,259	164
Cash flows from investing activities
Proceeds from sales and collections of investments									1,045	217	75
Investment purchases									(653)	(219)	(858)
Capital contributions to subsidiaries											(267)
Return of investment									27		25
Change in short-term investments, net									1,282	(696)	1,159
Acquisition of subsidiary, net									(1,009)
Net cash provided by investing activities									692	(698)	134
Cash flows from financing activities
Repayment of long-term debt											(750)
Proceeds from issuance of long-term debt											1,000
Dividends paid to shareholders									(435)	(430)	(542)
Treasury stock purchases									(953)	(152)	(4)
Shares reissued under equity incentive plans, net									19	28	3
Excess tax benefits on share-based payment arrangements									(5)	(7)	(5)
Net cash used in financing activities									(1,374)	(561)	(298)
Net increase (decrease) in cash									5
Cash at end of year	5								5
Supplemental disclosures of non-cash investing activity and cash flow information
Non-cash decrease in investment in subsidiaries									713
Interest paid on debt									$ 360	$ 360	$ 380